Related Party Balance and Transactions	12 Months Ended
Dec. 31, 2021
Related Party Balance and Transactions
Related Party Balance and Transactions

23.    Related Party Balance and Transactions

	For the year ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Transactions with related parties
(1) Base commission income and Sales incentive income shared with related parties under Self-Commitment and Non-Group Collaborative Agreements (see note 1)
Jiufeng	—	—	95
Jiusheng	261	2,734	—
Jiuchuan	12,727	1,825	—
Jiuyi	10,934	67	—
Decheng	2,957	532	—
Longshutianye	8,836	1,922	—
Yunde	11,622	734	—
Detong	3,538	117	—
Qixing	2,576	—	—
Jiuzhen	5,074	2,640	179
Deyan	15,270	—	251
Jiushi	—	—	4
Chongkai	—	—	100
	73,795	10,571	629

Under the respective Non-Group Commitment Agreements, the equity method investees above are parties under tri-party agreements pursuant to which they directly advanced the deposits to the real estate developers for the year ended December 31, 2019, 2020 and 2021.

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
(2) Base commission income shared with related parties under Exclusive Sales Contracts without Sales Commitment Arrangement
Derong	11,414	945	—
Jiushen	—	1,196	—
Jiuyi	—	8,511	—
	11,414	10,652	—

	85,209	21,223	629

During the year ended December 31, 2021, these related parties entered an Exclusive Sales Contracts which is required to directly advance deposit to the real estate developers while neither the Group nor these related parties is required to purchase any unsold unit of properties at the end of the exclusive sales period.

During the years ended December 31, 2020 and 2021, the Company borrowed bank loans secured by real estate owned by one of equity method investment of the Company, Jiushi and real estate owned by Suzhou Chaxiaobai Culture & Media Co., Ltd.(“ Suzhou Chaxiaobai”). The spouse of a shareholder of the Company is the controlling shareholder of Suzhou Chaxiaobai (see note 12).

As further described in note 2(v), during the years ended December 31, 2020, the Group recognized revenue of RMB184,322 related to parking space transaction facilitating services provided to Shanghai Lianlian and the relevant real estate agents. Certain directors and management of the Company are principal shareholders of Shanghai Lianlian.

	As of December 31,
	2020	2021
	RMB	RMB
Amounts due to related parties
(1) Payables for income shared under Non-Group Collaborative Agreements (see note 1)
Gefei Chengyun	10,759	10,759
Jiufeng	240	242
Jiuchuan	9,175	6,828
Jiuyi	5,782	—
Longshutianye	11,207	10,140
Yunde	9,794	9,383
Detong	3,274	3,274
Qixing	—	964
Jiuzhen	3,792	—
Jiushi	—	65
	54,023	41,655

	As of December 31,
	2020	2021
	RMB	RMB
(2) Payables for Base Commission Income shared with related parties under Exclusive Sales Contracts without Sales Commitment Arrangement
Derong	9,733	9,733
Jiuyi	1,559	—
Jiushen	29	29
Jiufeng	—	464
	11,321	10,226

(3) Other payables
Jiushen	790	790
Jiuyi	14,752	—
Shanghai Chongkai Enterprise Management (LLP) (“Chongkai”)	3,910	3,947
Jiufeng	123	149
Muju	—	7,556
	19,575	12,442

Total	84,919	64,323

Loans to equity method investees, net
Jiuyi	79,866	—
Jiushi	12,250	—
	92,116	—

The balances represent the loan to equity method investee, Jiushi during the year ended December 31, 2020, which is unsecured at annual interest of 4.5% and with repayable term of one year. As at December 31, 2021, the balance of loan to Jiuyi was eliminated in consolidation (see note 10), and a full provision was made on the loan to Jiushi.

Jiuchuan, Decheng, Longshutianye, Longshuqianli, Yunde, Gefei chengyun, Jiushen, Detong, Derong, Qixing, Jiuzhen, Deyan, Jiushi and Muju are equity method investees of the Group.

Jiusheng and Jiufeng are subsidiaries of Jiushen.

Chongkai is a company owned by two of the founders and certain management of the Group.